Document and Entity Information	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	Brooklyn ImmunoTherapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11460
Entity Tax Identification Number	31-1103425
Entity Address, Address Line One	140 58th Street, Building A
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11220
City Area Code	212
Local Phone Number	582-1199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000748592
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	BTX
Security Exchange Name	NASDAQ